Provisions - Fair value of plan asset and Plan asset allocation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Plan assets
Equity instruments as a percentage of total plan assets	38.00%	35.00%
Cash and debt instruments as a percentage of total plan assets	62.00%	65.00%
Defined benefit plans | Plan Assets
Fair value of plan assets
Fair value of plan assets at beginning of year	$ 1,943	$ 2,186
Actual return on plan assets	14	(48)
Transfer of funds to defined contribution plan	(71)
Benefits paid	(206)	(195)
Fair value of plan assets at end of year	$ 1,680	$ 1,943